Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,784,300.57

Principal:
Principal Collections	$16,033,703.32
Prepayments in Full	$10,324,671.97
Liquidation Proceeds	$312,160.88
Recoveries	$82,922.78
Sub Total	$26,753,458.95
Collections	$28,537,759.52

Purchase Amounts:
Purchase Amounts Related to Principal	$300,459.86
Purchase Amounts Related to Interest	$1,852.97
Sub Total	$302,312.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,840,072.35

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$28,840,072.35
Servicing Fee	$414,639.62	$414,639.62	$0.00	$0.00	$28,425,432.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,425,432.73
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,425,432.73
Interest - Class A-3 Notes	$196,196.65	$196,196.65	$0.00	$0.00	$28,229,236.08
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$28,124,100.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,124,100.66
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$28,068,828.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,068,828.66
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$28,026,935.99
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,026,935.99
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$27,972,102.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,972,102.66
Regular Principal Payment	$25,896,476.27	$25,896,476.27	$0.00	$0.00	$2,075,626.39
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,075,626.39
Residual Released to Depositor	$0.00	$2,075,626.39	$0.00	$0.00	$0.00
Total		$28,840,072.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,896,476.27
Total					$25,896,476.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,896,476.27	$61.63	$196,196.65	$0.47	$26,092,672.92	$62.10
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$25,896,476.27	$19.29	$453,330.07	$0.34	$26,349,806.34	$19.63

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$287,117,041.60	0.6832866	$261,220,565.33	0.6216577
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$480,167,041.60	0.3577329	$454,270,565.33	0.3384396

Pool Information
Weighted Average APR	4.186%	4.187%
Weighted Average Remaining Term	36.04	35.22
Number of Receivables Outstanding	32,825	31,886
Pool Balance	$497,567,549.49	$470,296,434.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$480,810,638.56	$454,505,095.57
Pool Factor	0.3647901	0.3447963

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$7,054,446.52
Yield Supplement Overcollateralization Amount	$15,791,339.27
Targeted Overcollateralization Amount	$16,025,869.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,025,869.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		95	$300,118.62
(Recoveries)		101	$82,922.78
Net Losses for Current Collection Period			$217,195.84
Cumulative Net Losses Last Collection Period			$5,053,261.61
Cumulative Net Losses for all Collection Periods			$5,270,457.45

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.52%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.72%	447	$8,104,220.49
61-90 Days Delinquent	0.12%	33	$565,545.17
91-120 Days Delinquent	0.02%	5	$100,766.64
Over 120 Days Delinquent	0.11%	28	$520,868.79
Total Delinquent Receivables	1.98%	513	$9,291,401.09

Repossession Inventory:
Repossessed in the Current Collection Period		17	$344,321.62
Total Repossessed Inventory		24	$588,463.43

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3213%
Preceding Collection Period			0.3866%
Current Collection Period			0.5386%
Three Month Average			0.4155%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2019%
Preceding Collection Period			0.1889%
Current Collection Period			0.2070%
Three Month Average			0.1993%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer